UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec. 31, 2002 Check here if Amendment [ ] ; Amendment Number:
This Amendment  (Check only one.): [   ] is a restatement.
                                   [   ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		January 23, 2003

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      318     8600 SH       SOLE                                       8600
                                                              1109    30000 SH       OTHER                                     30000
AMERICAN INTL GROUP INC        COM              026874107    37379   646138 SH       SOLE                   389620            261418
                                                              3505    60605 SH       OTHER                                     60605
AUTOMATIC DATA                 COM              053015103    35729   910305 SH       SOLE                   551210            364995
                                                              4431   112917 SH       OTHER                                    112917
BANK NEW YORK INC              COM              064057102    31902  1331483 SH       SOLE                   717940            623243
                                                             10217   426441 SH       OTHER                                    426441
BIOMET INC                     COM              090613100    29912  1043717 SH       SOLE                   712095            343172
                                                              2965   103479 SH       OTHER                                    103479
CINTAS CORP                    COM              172908105    36519   798247 SH       SOLE                   443341            362606
                                                              4391    95988 SH       OTHER                                     95988
COCA COLA                      COM              191216100      249     5700 SH       SOLE                                       5700
                                                               322     7355 SH       OTHER                                      7355
COLGATE PALMOLIVE CO           COM              194162103    36438   694998 SH       SOLE                   431392            268506
                                                              3868    73780 SH       OTHER                                     73780
CONCORD EFS INC                COM              206197105    25191  1600488 SH       SOLE                  1147578            470910
                                                              1593   101240 SH       OTHER                                    101240
COSTCO WHOLESALE CORP NEW      COM              22160K105    24960   889544 SH       SOLE                   614124            285170
                                                              2157    76900 SH       OTHER                                     76900
CVS CORP                       COM              126650100    22293   892817 SH       SOLE                   616427            288040
                                                              1794    71850 SH       OTHER                                     71850
DELL COMPUTER CORP             COM              247025109    31589  1181350 SH       SOLE                   777060            417340
                                                              2902   108530 SH       OTHER                                    108530
EMC CORP-MASS                  COM              268648102    11617  1892132 SH       SOLE                  1413822            501310
                                                               464    75590 SH       OTHER                                     75590
FASTENAL CO                    COM              311900104    31981   855336 SH       SOLE                   478389            387547
                                                              1758    47020 SH       OTHER                                     47020
FISERV, INC.                   COM              337738108    30876   909463 SH       SOLE                   556308            363205
                                                              1944    57280 SH       OTHER                                     57280
GENERAL ELECTRIC CO            COM              369604103    24778  1017582 SH       SOLE                   758628            267154
                                                              1785    73343 SH       OTHER                                     73343
HARLEY-DAVIDSON INC            COM              412822108    38566   834774 SH       SOLE                   428494            414230
                                                              3873    83842 SH       OTHER                                     83842
INTEL CORP                     COM              458140100    24682  1585266 SH       SOLE                   923054            674862
                                                              3921   251838 SH       OTHER                                    251838
JOHNSON & JOHNSON              COM              478160104    34634   644850 SH       SOLE                   396525            255625
                                                              5025    93562 SH       OTHER                                     93562
MEDTRONIC INC                  COM              585055106    33486   734348 SH       SOLE                   433092            307706
                                                              4814   105571 SH       OTHER                                    105571
MERCK & CO INC                 COM              589331107    35210   621978 SH       SOLE                   364582            263465
                                                              5041    89061 SH       OTHER                                     89061
MICROSOFT CORP                 COM              594918104    46309   895740 SH       SOLE                   481934            421606
                                                             10160   196530 SH       OTHER                                    196530
MOLEX INC CL A                 COM              608554200    24162  1214791 SH       SOLE                   740583            487258
                                                              2242   112758 SH       OTHER                                    112758
OMNICOM GROUP INC              COM              681919106    28383   439367 SH       SOLE                   295921            147896
                                                              1576    24400 SH       OTHER                                     24400
PATTERSON DENTAL CO            COM              703412106    31512   720453 SH       SOLE                   407708            321545
                                                              2789    63780 SH       OTHER                                     63780
STATE STREET CORP              COM              857477103    29236   749664 SH       SOLE                   488523            268441
                                                              2829    72551 SH       OTHER                                     72551
WATERS CORP                    COM              941848103    16820   772286 SH       SOLE                   552651            229235
                                                              1739    79845 SH       OTHER                                     79845